Expense Example - Eaton Vance Tax-Managed Equity Asset Allocation Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years
USD ($)	641	886	1,150	1,903	298	612	1,052	2,080	97	303	525	1,166